ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Mercurity Fintech Holding Inc. (the “Company”), was incorporated in Cayman Islands on July 13, 2011. On December 28, 2016, the Company changed its name from Wowo Limited to JMU Limited. On April 30, 2020, the Company changed its name from JMU Limited to Mercurity Fintech Holding Inc., The Company completed its initial public offering (“IPO”) on NASDAQ on April 8, 2015.

Prior to March 1, 2020, the Company and its subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries were primarily engaged in the sale of rice, flavor, bean oil, seafood, wine and some other types of generic food and beverage products through its website www.ccjoin.com though operating a business-to-business (“B2B”) online e-commerce platform that provides integrated services to suppliers and consumers in the catering industry in the People’s Republic of China (“PRC”).

On May 21, 2019, the Company acquired Unicorn Investment Limited (“Unicorn”) and its subsidiaries and a VIE (“the Acquisition of Unicorn”). Pursuant to a share purchase agreement, the Company purchased all the issued and outstanding shares of Unicorn from its shareholder for the consideration of 632,660,858 newly issued ordinary shares of the Company. On that date, Unicorn, a developer of asset transaction platform products based on blockchain technologies, became a wholly owned subsidiary of the Company. On December 28, 2020, Unicorn changed its name from Unicorn Investment Limited to Mercurity Limited.

On July 22, 2019, the Company sold all of its equity interests in New Admiral Limited, a subsidiary of the Company, together with all of its subsidiaries and consolidated VIEs and their respective subsidiaries (collectively, the “Food Supply Chain Entities”), which were engaged in the Company’s food supply chain business. The sale was pursuant to a definitive agreement entered into between the Company and Marvel Billion Development Limited, company with limited liability incorporated under the laws of Hong Kong (the “Buyer”), in exchange for the Buyer’s payment of $1,000,000 and the assumption of $4,521,053 of net liabilities of the Food Supply Chain Entities. This disposal represents a strategic shift and has a major effect on the Company’s results of operations. Accordingly, assets and liabilities, Revenue and expenses, and cash flows related to the Food Supply Chain Entities have been reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented.

On March 1, 2020, the Company acquired NBpay Investment Limited (“NBpay”) and its subsidiaries and a VIE (“the Acquisition of NBpay”). Pursuant to a share purchase agreement, the Company purchased all the issued and outstanding shares of Unicorn from its shareholder for the consideration of 761,789,601 newly issued ordinary shares of the Company. On that date, NBpay, a developer of asset transaction platform products based on blockchain technologies, became a wholly owned subsidiary of the Company.

After the Acquisition of Unicorn and the Acquisition of NBpay, blockchain technical services became the principal business of the Company, which to design and develop digital asset transaction platforms based on blockchain technologies for customers to facilitate asset trading, asset digitalization and cross-border payments and provide supplemental services for such platforms, such as customized software development services, maintenance services and compliance support services.

In August 2021, the board and the management of the Company changed and the future business plan was recalibrated. The Company added cryptocurrency mining as one of the main businesses going forward. The Company entered into cryptocurrency mining pools by executing a business contract with a collective mining service provider on October 22, 2021 to provide computing power to the mining pool and derived USD$664,307 related revenue in 2021 and USD$783,089 related revenue in the first half of 2022.

Due to the extremely adverse regulatory measures taken by the Chinese government in 2021 in the field of digital currency production and transaction, the Company’s board of Directors decided on December 10, 2021 to divest the Chinese companies of the related business controlled through VIE agreements, and the divestiture was completed on January 15, 2022.

In July 2022, we added consultation services to our business, providing business consultation services to global corporate clients, especially those in the blockchain industry. Meanwhile, we conducted viability studies about the business models, license requirements and operational costs of online and traditional brokerage services and digital payment business and have been expanding our business into the brokerage services, such as building up client base and acquiring the necessary licenses. However, due to resource restraints, we have ceased our development plans in digital payment business, including digital payment services and solution consulting, and applications for the required money transmit licenses since March 2024.

In July 2022, we incorporated Mercurity Fintech Technology Holding Inc. (“MFH Tech”) to develop Distributed storage and computing services (including cryptocurrency mining and providing cloud storage services for decentralized platform operators), and business and financial consultation services.

On August 23, 2022, MFH Tech signed a Consulting Agreement with a Chinese media company, pursuant to which MFH Tech will serve as a business consultant in order to facilitate the client to establish the entity in the United States and make financing strategy, and the agreed amount of the immutable consideration portion of the agreement is $160,000. We recognized consultation services revenue of $80,000 for the year ended December 31, 2022 based on the percentage-of-completion.

On December 15, 2022, we entered into an asset purchase agreement with Huangtong International Co., Ltd., providing for the acquisition and purchase of Web3 decentralized storage infrastructure, including cryptocurrency mining servers, cables, and other electronic devices, for an aggregate consideration of USD$5,980,000, payable in our ordinary shares. The investment was made with the aim to own mining machines capable of gathering, processing, and storing vast amounts of data, to advance the cryptocurrency mining business, and to advance the Web3 framework. Starting on December 20, 2022, we use some of the storage capacity of these devices for Filecoin mining business, and other storage capacity will be used to provide cloud storage services to distributed application product operators. In January 2023, we transferred all of the Web3 decentralized storage infrastructure to our US subsidiary MFH Tech, which serves as the operating entity for our business of Filecoin mining and cloud storage services for decentralized platform operators. For the year ended December 31, 2022 and 2023, we earned $348 and $ $285,928 respectively in Filecoin mining revenue from physical mining operations, and did not receive any revenue from providing cloud storage services to decentralized platform operators.

On January 10, 2023, we entered into an asset purchase agreement with Jinhe Capital Limited, providing for the purchase of 5,000 Antminer S19 PRO Bitcoin mining machines, for an aggregate consideration of $9 million.

On January 28, 2023, we decided to write off NBpay Investment Limited and its subsidiaries, which had no meaningful assets or business nor employees.

On April 12, 2023, we completed the incorporation of another U.S. subsidiary, Chaince Securities, Inc. (“Chaince Securities”), which plans to develop financial advisory services, online and traditional brokerage services independently in the future. On May 3, 2023, Chaince Securities entered into a Purchase and Sale Agreement for the acquisition of all assets and liabilities of J.V. Delaney & Associates, an investment advisory firm and FINRA licensed broker dealer.

From April to June 2023, our management reassessed the potential adverse effects of changes in the Company’s business environment, and readjusted the Company’s business structure and the future development plan.

Considering the increasing difficulty of mining in the crypto mining industry and the general losses by top crypto mining enterprises, we have decided to reduce the scale of procurement of Bitcoin miners and reduce the Company’s investment in the crypto mining field. As such, the Company and Jinhe Capital Limited entered into an amendment (the “Amendment”) to the S19 Pro Purchase Agreement, pursuant to which the parties agreed to reduce the purchase order to no more than 2,000 Bitcoin miners for a total amount of no more than $3.6 million.

Also considering the enormous uncertainty brought by the cryptocurrency market turmoil in the past two years to the blockchain industry, as well as the regulatory uncertainties, although we have the ability to quickly reorganize the blockchain technical service team, we have still decided not to continue conducting blockchain technology service business related to the asset trading platform, asset digitalization platform and decentralized finance (DeFi) platform.

As of June 30, 2023, all the agreed services under the consulting agreement with the Chinese media signed on August 23, 2022 had been completed, and the Company recognized consultation services revenue of $80,000 for the first half of 2023 based on the percentage-of-completion.

On August 1, 2023, the Company signed a supplementary comprehensive service agreement with the Chinese media company. The Company will continue to assist the client in providing management consulting services and introducing professional service agency resources. The Company expects to receive no less than $150,000 in revenue from this new agreement within the next year.

On November 1, 2023, the Company signed a financial consulting agreement with an American logistics company. The Company will serve as a business consultant in order to facilitate introductions between the Company’s clients and esteemed third-party audit firms, legal representatives, and underwriting entities that are crucial for the clients’ fundraising endeavors within the U.S. capital market. The Company expects to receive $50,000 in revenue from this agreement within the next year.

On December 5, 2023, the Company signed an Origin Storage Filecoin Mining Service Contract with Origin Storage PTE. LTD. (“Origin Storage”). The Company will use Origin Storage’s technology to re package the Web3 decentralized storage infrastructure and conduct Filecoin mining business through Origin Storage’s network platform. The Filecoin mining services provided by Origin Storage include but are not limited to storage server services, computing encapsulation server services, and technical services. Through Origin Storage’s new technology in the cryptocurrency mining field, the Company is expected to significantly improve the output efficiency of the cryptocurrency mining business, thereby generating more revenue.

On March 7, 2024, considering the many uncertainties in the relevant industry, the Company decided to temporarily abandon its development plan related to digital payment solutions, as well as the application for the MSB (Money Service Business) license.

After the adjustment of our business strategies, the focuses of our respective operating subsidiaries are as follows: (i) MFH Tech acting as the operating entity of distributed storage and computing services and business and business consultation services in North America; (ii) after completing the acquisition of all assets and liabilities of J.V. Delaney & Associates with FINRA approval, Chaince Securities to operate our financial advisory services, online and traditional brokerage services in North America; and (iii) Ucon and Lianji Future acting as the operating entities of the business consultation services in the Asia-Pacific region.

As of December 31, 2023, the Company’s subsidiaries are as follows:

	Date of	Place of	Percentage
	acquisition/	establishment/	of legal
	registration	incorporation	ownership
Subsidiaries:
Mercurity Fintech Technology Holding Inc. (“MFH Tech”)	July 15, 2022	US	100%
Chaince Securities Inc. (“Chaince”)	April 12, 2023	US	100%
Mercurity Limited	May 21, 2019	British Virgin Islands	100%
Ucon Capital (HK) Limited (“Ucon”)	May 21, 2019	Hong Kong	100%
Beijing Lianji Future Technology Co., Ltd.	May 21, 2019	PRC	100%